STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($)	Flying Eagle Acquisition Corp [Member] Class A common stock Class A and Class B common stock	Flying Eagle Acquisition Corp [Member] Class B common stock Class A and Class B common stock	Flying Eagle Acquisition Corp [Member] Additional paid-in capital	Flying Eagle Acquisition Corp [Member] Accumulated deficit	Flying Eagle Acquisition Corp [Member]	Class A and Class B common stock	Additional paid-in capital	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2017						$ 1,000	$ 36,000	$ (38,871,000)	$ (13,274,000)
Balance at the beginning (in shares) at Dec. 31, 2017						126,464,480
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								(27,780,000)	(27,780,000)
Balance at the end at Dec. 31, 2018						$ 1,000		(78,541,000)	(52,980,000)
Balance at the end (in shares) at Dec. 31, 2018						131,866,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								14,919,000	14,919,000
Balance at the end at Sep. 30, 2019						$ 1,000		(156,728,000)	(129,314,000)
Balance at the end (in shares) at Sep. 30, 2019						148,543,144
Balance at the beginning at Dec. 31, 2018						$ 1,000		(78,541,000)	(52,980,000)
Balance at the beginning (in shares) at Dec. 31, 2018						131,866,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								(23,605,000)	(23,605,000)
Balance at the end at Dec. 31, 2019						$ 1,000		(163,084,000)	(137,670,000)
Balance at the end (in shares) at Dec. 31, 2019						149,539,921
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								78,530,000	78,530,000
Balance at the end at Sep. 30, 2020	$ 291	$ 1,725	$ 5,480,502	$ (482,508)	$ 5,000,010	$ 17,000		(1,099,867,000)	(1,074,496,000)
Balance at the end (in shares) at Sep. 30, 2020	2,909,621	17,250,000				171,230,240
Balance at the beginning at Jan. 14, 2020	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 14, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder at approximately $0.002 per share		$ 1,725	23,275		25,000
Issuance of common stock to initial stockholder (in shares)		17,250,000
Net loss				(928)	(928)
Balance at the end at Jan. 24, 2020		$ 1,725	23,275	(928)	24,072
Balance at the end (in shares) at Jan. 24, 2020		17,250,000
Balance at the beginning at Jan. 14, 2020	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 14, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder at approximately $0.002 per share		$ 1,725	23,275		25,000
Issuance of common stock to initial stockholder (in shares)		17,250,000
Sale of Units to the public at $10.00 per unit	$ 6,900		689,993,100		690,000,000
Underwriters' discount and offering expenses			(38,586,442)		(38,586,442)
Sale of 10,033,333 Private Placement Warrants at $1.50 per warrant			15,050,000		15,050,000
Adjustment to shares subject to redemption	$ (6,616)		(661,614,004)		(661,620,620)
Adjustment to shares subject to redemption (in shares)	(66,162,062)
Balance at the end at Mar. 31, 2020	$ 284	$ 1,725	4,865,929	132,070	5,000,008
Balance at the end (in shares) at Mar. 31, 2020	2,837,938	17,250,000
Balance at the beginning at Jan. 14, 2020	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 14, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(482,508)
Balance at the end at Sep. 30, 2020	$ 291	$ 1,725	5,480,502	(482,508)	5,000,010	$ 17,000		(1,099,867,000)	(1,074,496,000)
Balance at the end (in shares) at Sep. 30, 2020	2,909,621	17,250,000				171,230,240
Balance at the beginning at Mar. 31, 2020	$ 284	$ 1,725	4,865,929	132,070	5,000,008
Balance at the beginning (in shares) at Mar. 31, 2020	2,837,938	17,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Additional offering expenses			(102,250)		(102,250)
Adjustment to shares subject to redemption			31,730		31,730
Adjustment to shares subject to redemption (in shares)	3,173
Balance at the end at Jun. 30, 2020	$ 284	$ 1,725	4,795,409	202,592	5,000,010
Balance at the end (in shares) at Jun. 30, 2020	2,841,111	17,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment to shares subject to redemption	$ 7		685,093		685,100
Adjustment to shares subject to redemption (in shares)	68,510
Net loss					(685,100)
Balance at the end at Sep. 30, 2020	$ 291	$ 1,725	$ 5,480,502	$ (482,508)	$ 5,000,010	$ 17,000		$ (1,099,867,000)	$ (1,074,496,000)
Balance at the end (in shares) at Sep. 30, 2020	2,909,621	17,250,000				171,230,240